                              UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                Form 13F

                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment No. ____

    This Amendment (check one only): [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Waddell & Reed Financial Services, Inc.
Address:     6300 Lamar Avenue
             P.O. Box 29217
             Shawnee Mission, KS  66201-9217

Form 13F File Number: 28-7594

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Helge Krist Lee
Title:  Secretary
Phone:  (913) 236-1920

Signature, Place and Date of Signing:

/s/ Helge Krist Lee          Overland Park, Kansas     August 9th, 1999

Report Type (check only one):

[ ] 13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)

[ X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number     Name
    --------------------     ----

    28-7592                  Waddell & Reed Financial, Inc.